Note 11 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

Note 7 – Commitments and Contingencies

On April 22, 2020, the Company failed to repay any of the outstanding balance of the Convertible Promissory Note Payable to Iliad Research and Trading, L.P., resulting in a default. On May 20, 2020, Iliad filed a lawsuit against the Company in the Third Judicial District Court of Salt Lake County in the State of Utah demanding repayment of the note. On July 14, 2020, the Court entered judgment in favor of Iliad in the amount of $3,264,594. The Company's obligation to Iliad was satisfied in full on December 16, 2020 upon payment of $3,006,015 pursuant to the Judgment Settlement Agreement (Note 5).

On April 22, 2020, the Company was served notice of a lawsuit filed in the Eighth Judicial District Court in Clark County, Nevada, filed by a contractor who had been hired to perform architectural and design services. The lawsuit demanded payment of $73,050 for the services provided. On September 17, 2020, the Company entered into a Mutual Compromise, Settlement, and Release Agreement with the contractor and made payment of $25,000 in full satisfaction of the alleged debt and reduced the cost of the related fixed asset by $48,050.

From time to time, the Company may become involved in certain legal proceedings and claims which arise in the ordinary course of business. In management’s opinion, based on consultations with outside counsel, the results of any of these ordinary course matters, individually and in the aggregate, are not expected to have a material effect on our results of operations, financial condition, or cash flows. As more information becomes available, if management should determine that an unfavorable outcome is probable on such a claim and that the amount of such probable loss that it will incur on that claim is reasonably estimable, the Company would record a reserve for the claim in question. If and when the Company records such a reserve, it could be material and could adversely impact its results of operations, financial condition, and cash flows.

Note 11 – Commitments and Contingencies

On September 18, 2017, GB Sciences finalized its agreement with Louisiana State University (“LSU”) AgCenter to be the sole operator of LSU’s medical marijuana program. The LSU Board of Supervisors entered into a five-year agreement that has an option to renew for two additional five-year terms with GB Sciences. The contract includes the Company’s commitment to make annual research investments of $500,000 to the LSU AgCenter. The Company initially retained its 50% interest in the research relationship with LSU after the sale of its membership interest in GB Sciences Louisiana, LLC, and accordingly remained obligated for $250,000 of the $500,000 annual research investment for three years, or a total commitment of $750,000. On August 4, 2020, the Company received its first payment under the Wellcana Note Receivable, net of the $250,000 research contribution due for the twelve-month period ended September 30, 2020, and our commitment for that twelve month period was paid by the purchaser with the funds withheld from the note payment. On August 24, 2020, the Company entered into a letter agreement with Wellcana to discount the note receivable in exchange for accelerated payment. Pursuant to the letter of intent, the purchaser assumed the annual $250,000 research contribution commitment to LSU and the Company retains no rights in the intellectual property developed under the research relationship (Note 14).

An individual filed a Charge of Discrimination with the Nevada Equal Rights Commission ("NERC") against the Company on April 2, 2019, alleging sexual harassment and retaliatory discharge. The matter was amicably resolved, and the charges against the Company were dismissed on May 11, 2021.

On April 22, 2020, the Company failed to repay any of the outstanding balance of the Convertible Promissory Note Payable to Iliad Research and Trading, L.P., resulting in a default. On May 20, 2020, Iliad filed a lawsuit against the Company in the Third Judicial District Court of Salt Lake County in the State of Utah demanding repayment of the note. On July 14, 2020, the Court entered judgment in favor of Iliad in the amount of $3,264,594. The Company's obligation to Iliad was satisfied in full on December 16, 2020, upon payment of $3,006,015 pursuant to the Judgment Settlement Agreement (Note 6).

On April 22, 2020, the Company was served notice of a lawsuit filed in the Eighth Judicial District Court in Clark County, Nevada, filed by a contractor who had been hired to perform architectural and design services. The lawsuit demanded payment of $73,050 for the services provided. On September 17, 2020, the Company entered into a Mutual Compromise, Settlement, and Release Agreement with the contractor and made payment of $25,000 in full satisfaction of the alleged debt and reduced the cost of the related fixed asset by $48,050.

From time to time, the Company may become involved in certain legal proceedings and claims which arise in the ordinary course of business. In management’s opinion, based on consultations with outside counsel, the results of any of these ordinary course matters, individually and in the aggregate, are not expected to have a material effect on our results of operations, financial condition, or cash flows. As more information becomes available, if management should determine that an unfavorable outcome is probable on such a claim and that the amount of such probable loss that it will incur on that claim is reasonably estimable, the Company would record a reserve for the claim in question. If and when the Company records such a reserve, it could be material and could adversely impact its results of operations, financial condition, and cash flows.